Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases - Schedule of Lease Costs

In the years 2022, 2021 and 2020 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2022	2021	2020
Operating lease cost:
Fixed rent expense	332	378	339
Short-term lease cost	-	3	15
Net lease cost	332	381	354
Lease cost - Cost of sales	-	-	-
Lease cost - General & administrative expenses	332	381	354
Net lease cost	332	381	354

Leases - Schedule of Cash and Non-Cash Activities Associated with Leases

In the years 2022 and 2021, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD'000	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	328	380
Non-cash investing and financing activities :
Net lease cost	332	381
Additions to ROU assets obtained from:
New operating lease liabilities	56	33

Leases - Schedule of Right-Of-Use Assets and Lease Liabilities

The following table provides the details of right-of-use assets and lease liabilities as of December 31, 2022:

As at December 31, 2022
USD'000
Right-of-use assets:
Operating leases	1,379
Total right-of-use assets	1,379
Lease liabilities:
Operating leases	1,312
Total lease liabilities	1,312

Leases - Schedule of Future Minimum Lease Payments

As at December 31, 2022, future minimum annual lease payments were as follows:

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2023	313	—	—	313
2024	293	—	—	293
2025	285	—	—	285
2026	285	—	—	285
2027 and beyond	442	—	—	442
Total future minimum operating and short-term lease payments	1,618	—	—	1,618
Less effects of discounting	(306)	—	—	(306)
Lease liabilities recognized	1,312	—	—	1,312

Leases - Schedule of Minimum Lease Payments under Legacy ASC 840

In line with ASU 2018-11, future minimum lease payments under legacy ASC 840 are disclosed in the table below:

Year	USD'000
2023	313
2024	293
2025	285
2026	285
2027 and beyond	442
Total future minimum operating and short-term lease payments	1,618
Less effects of discounting	(306)
Lease liabilities recognized	1,312